Label	Element	Value
MainStay Epoch U.S. Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST
THE MAINSTAY FUNDS

MainStay Balanced Fund	MainStay Income Builder Fund
MainStay CBRE Real Estate Fund	MainStay MacKay High Yield Corporate Bond Fund
MainStay Conservative Allocation Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Defensive ETF Allocation Fund	MainStay MacKay Strategic Bond Fund
MainStay Epoch Global Equity Yield Fund	MainStay MacKay Total Return Bond Fund
MainStay Epoch International Choice Fund	MainStay Moderate Allocation Fund
MainStay Epoch U.S. Equity Yield Fund	MainStay PineStone International Equity Fund
MainStay Equity Allocation Fund	MainStay WMC Enduring Capital Fund
MainStay ESG Multi-Asset Allocation Fund	MainStay WMC Growth Fund
MainStay Floating Rate Fund	MainStay WMC Small Companies Fund
MainStay Growth Allocation Fund	MainStay WMC Value Fund

(collectively, the “Funds”)

Supplement dated September 29, 2023 (“Supplement”)
to the Summary Prospectuses and Prospectuses, each dated February 28, 2023, as supplemented; and to the
Statement of Additional Information (“SAI”), dated February 28, 2023, as amended and supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectuses and SAI.

At a meeting held on September 25-26, 2023 the Board of Trustees (“Board”) of MainStay Funds Trust and The MainStay Funds, after careful consideration of a number of factors and upon the recommendation of the Fund’s Manager, New York Life Investment Management LLC, approved a proposal to liquidate certain share classes of the Funds (the “Liquidating Share Classes”), as set forth in the chart below, pursuant to the terms of a plan of liquidation. The Liquidating Share Classes will be liquidated on or about February 28, 2024 (“Liquidation Date”). Effective on the Liquidation Date, all references to the Liquidating Share Classes in the Prospectus and SAI are hereby deleted. Shareholders invested in in the Liquidating Share Classes are referred to as a “Liquidating Share Class Shareholder” or collectively as “Liquidating Share Class Shareholders.”

Funds	Class R1	Class R2	Class R3
MainStay Balanced Fund	X	X	X
MainStay CBRE Real Estate Fund	-	-	X
MainStay Conservative Allocation Fund	-	X	X
MainStay Defensive ETF Allocation Fund	-	-	X
MainStay Epoch Global Equity Yield Fund	-	X	X
MainStay Epoch International Choice Fund	X	X	X
MainStay Epoch U.S. Equity Yield Fund	X	X	X
MainStay Equity Allocation Fund	-	-	X
MainStay ESG Multi-Asset Allocation Fund	-	-	X
MainStay Floating Rate Fund	-	-	X
MainStay Growth Allocation Fund	-	X	X
MainStay Income Builder Fund	-	X	X
MainStay MacKay High Yield Corporate Bond Fund	X	-	-
MainStay MacKay Short Duration High Yield Fund	-	X	X
MainStay MacKay Strategic Bond Fund	-	X	X
MainStay MacKay Total Return Bond Fund	X	X	X
MainStay Moderate Allocation Fund	-	X	X
MainStay PineStone International Equity Fund	X	X	X
MainStay WMC Enduring Capital Fund	-	-	X
MainStay WMC Growth Fund	-	X	-
MainStay WMC Small Companies Fund	X	X	X
MainStay WMC Value Fund	X	X	X

In connection with the liquidation, effective October 31, 2023, the Liquidating Share Classes will be closed to all new investors. Also effective October 31, 2023, new account requests and exchanges into the Liquidating Share Classes will no longer be accepted. Liquidating Share Class Shareholders who own shares of the Liquidating Shares Classes on October 31, 2023 may continue to purchase shares of the Liquidating Share Classes, including through dividend reinvestments, through December 29, 2023. These dates may be changed without notice at the discretion of the Funds’ officers. Prior to the Liquidation Date, each Fund may engage in business and activities necessary for the purposes of transitioning a portion of each Fund’s portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of a sufficient portion of its assets on the Liquidation Date. The impending liquidation of the Liquidating Share Classes may result in large redemptions, including redemptions by other MainStay Funds. These redemptions could adversely affect a Fund’s expense ratio.

Shareholders of each Fund may bear increased brokerage and other transaction expenses relating to the sale of portfolio investments prior to the Liquidation Date.

Prior to the Liquidation Date, Liquidating Share Class Shareholders of each Fund may:

•	Exchange their shares of the Fund for shares of the appropriate class of any other MainStay Fund that is open to investment, subject to the requirements and limitations in that MainStay Fund’s prospectus;

•	Convert your shares into Class R6 shares of the same MainStay Fund (if offered), subject to satisfying the eligibility requirements of Class R6 shares;

•	Remain invested in the Fund; or

•	Redeem their shares at any time in the manner described in the Prospectus.

If no action is taken by a Liquidating Share Class Shareholder prior to the Liquidation Date, each Fund will distribute to such Liquidating Share Class Shareholder, on or promptly after the Liquidation Date, a liquidating distribution in cash or cash equivalents equal to the net asset value of such shares held by the Liquidating Share Class Shareholder after all charges, taxes, expenses and liabilities of each Fund attributable to the Liquidating Share Classes have been paid or provided for. The distribution to shareholders of the liquidation proceeds will occur on or promptly after the Liquidation Date, and will be made to all Liquidating Share Class Shareholders of record as of the close of business on the business day preceding the Liquidation Date, other than as disclosed below under “Important Information for Certain Accounts.”

You may be subject to federal, state, local or foreign taxes on exchanges or redemptions of or liquidating distributions made on Liquidating Share Classes shares. The liquidation of the Liquidating Share Classes is expected to be a realization event for shareholders holding Fund shares through taxable accounts, meaning that if you receive an amount in liquidation of the Liquidating Share Classes in excess of the tax basis of your Liquidating Share Class shares, you will realize a capital gain. Alternatively, if you receive an amount in liquidation of the Liquidating Share Class shares which is less than the tax basis of your Liquidating Share Class shares, you will realize a capital loss. Prior to the Liquidation Date, each Fund may make distributions of income and capital gains, which may be taxable. You should consult your tax adviser for information regarding all tax consequences applicable to your investment in a Fund.

If you are invested in a Fund through a financial intermediary, please contact that financial intermediary if you have any questions. If you are invested in a tax-advantaged account (for example, an IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

Important Information for Certain Accounts

If you are invested in Liquidating Share Classes through a “401(k)” or other tax qualified retirement plan, and we do not receive directions, we will send a liquidating distribution to the plan trustee or other registered owner of the investment. If a check representing your liquidation or redemption proceeds was made payable to you personally (as opposed to the trustee or other custodian of your account) please contact the Fund by telephone at 800-624-6782 between the hours of 8:30 am to 5:00 pm ET to receive instructions to get a replacement check made payable to your qualified account.

Shareholders who hold their Liquidating Share Class shares through a tax-advantaged account (e.g., an individual retirement account, simplified employee pension, “SIMPLE” plan, tax-qualified retirement plan, “403(b)” annuity or plan, etc.) should consult their financial and tax advisers concerning the implications of an exchange or distribution, and their eligibility to roll over a distribution and the procedures applicable to such rollovers.

It is important that these matters be addressed to avoid potential adverse tax consequences. For example, if a check is cashed or deposited into a personal account instead of deposited into an appropriate tax-advantaged account, a taxable distribution may be deemed to have occurred. In some cases, if investments are not exchanged to a different MainStay Fund prior to the liquidation, and if proceeds are not reinvested in accordance with applicable “rollover” rules to avoid a taxable distribution, there may be current taxation of the applicable amounts as well as a 10% tax penalty. We provide no tax advice, and please consult your own tax and financial advisors.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Epoch U.S. Equity Yield Fund